Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of revenue by geographical analysis

	2024 £’000	2023 £’000	2022 £’000
Revenue:
Belgium	–	381	699
	–	381	699

Schedule of performance obligations

	Contractual Assets			Contractual Liabilities

	2024 £’000	2023 £’000	2022 £’000	2024 £’000	2023 £’000	2022 £’000
At 1 January	–	–	–	–	(197)	–
Transfers in the period from contract assets to trade receivables	–	–	–	–	–	–
Amounts included in contract liabilities that was recognised as revenue during the period	–	–	–	–	197	–
Excess of revenue recognised over cash	47	–	–	–	–	–
Cash received in advance of performance and not recognised as revenue during the period	–	–	–	(1,468)	–	(197)
At 31 December	47	–	–	(1,468)	–	(197)

Schedule of commercial segment

	2024 £’000	2023 £’000	2022 £’000
Customer A	n/a	100%	100%